Cash and Cash Equivalents - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2013	Jul. 25, 2012	Jan. 29, 2013 Subsequent Event
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents, money market accounts	$ 24,500	$ 7,000,000
Percentage of interest recognized from money market fund	0.01%	0.01%
Interest income from money market fund	280	932
Convertible secured promissory notes, principal amount				4,085,000
Restricted cash	$ 1,000,000		$ 500,000		$ 500,000